Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary Of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
Computer equipment	30% declining balance
Production equipment	20% declining balance
Furniture and fixtures	20% declining balance
Facility and related	20 years under straight-line
Land	Not amortized

Intellectual Property	5 years

Schedule of applied the definition of a lease under IFRS 16 to contracts
$
Aggregate lease commitments as disclosed at December 31, 2018	315,528
Less: Adjustment to lease commitments	(24,528)
Less: Impact of present value	(47,182)
Opening IFRS 16 lease obligation as at January 1, 2019	243,818